Business combination - Narrative (Detail) - shares	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Ordinary Shares
Business Acquisition [Line Items]
Shares outstanding (in shares)	103,464,186	50,481,822	50,481,822	50,481,822